Eaton Vance
Floating-Rate Opportunities Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 67.9%
Security	Principal Amount (000's omitted)	Value
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.133%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	$1,000	$ 1,022,146
Basswood Park CLO Ltd., Series 2021-1A, Class E, 10.705%, (3 mo. SOFR + 6.412%), 4/20/34(1)(2)	2,000	2,018,708
Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class E, 11.65%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	3,000	3,057,327
Bryant Park Funding Ltd., Series 2024-23A, Class E, 11.053%, (3 mo. SOFR + 6.73%), 5/15/37(1)(2)	1,500	1,534,977
Carlyle U.S. CLO Ltd., Series 2022-6A, Class ER, 12.20%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	3,000	3,110,871
Crown City CLO I, Series 2020-1A, Class DR, 11.555%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	2,000	1,931,476
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.405%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	1,700	1,700,263
Elmwood CLO VI Ltd., Series 2020-3A, Class ERR, 10.193%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	2,000	2,066,354
Elmwood CLO XI Ltd., Series 2021-4A, Class ER, 9.019%, (3 mo. SOFR + 4.70%), 1/20/38(1)(2)	2,500	2,512,500
GoldenTree Loan Opportunities XII Ltd., Series 2016-12A, Class ER, 9.955%, (3 mo. SOFR + 5.662%), 7/21/30(1)(2)	1,250	1,258,285
Golub Capital Partners CLO 52B-R Ltd., Series 2020-52A, Class ER, 11.043%, (3 mo. SOFR + 6.75%), 4/20/37(1)(2)	2,000	2,031,950
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.255%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,070	1,070,054
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class E, 11.709%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	2,000	2,061,332
Series 2024-3A, Class E, 11.05%, (3 mo. SOFR + 6.70%), 1/18/38(1)(2)	1,000	1,033,055
Jamestown CLO XV Ltd., Series 2020-15A, Class ER, 11.362%, (3 mo. SOFR + 7.06%), 7/15/35(1)(2)	1,310	1,318,153
Madison Park Funding XXII Ltd., Series 2016-22A, Class ER2, 10.183%, (3 mo. SOFR + 5.90%), 1/15/38(1)(2)	2,000	2,034,300
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.04%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	1,000	1,027,474
Oaktree CLO Ltd., Series 2019-4A, Class ERR, 10.883%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	1,500	1,506,281
OCP Aegis CLO Ltd., Series 2023-29A, Class ER, 9.293%, (3 mo. SOFR + 5.00%), 1/20/36(1)(2)	1,000	1,002,695
Octagon 68 Ltd., Series 2023-1A, Class E, 11.533%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	3,000	3,062,301
Post CLO Ltd., Series 2018-1A, Class ER, 11.988%, (3 mo. SOFR + 7.68%), 10/16/37(1)(2)	1,000	1,034,510
Security	Principal Amount (000's omitted)	Value
RR 17 Ltd., Series 2021-17A, Class D, 11.064%, (3 mo. SOFR + 6.762%), 7/15/34(1)(2)	$1,000	$ 1,004,691
TCW CLO Ltd., Series 2024-3A, Class E, 11.109%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	1,500	1,551,658
Total Asset-Backed Securities (identified cost $38,727,347)		$39,951,361

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	1,118	$ 28,789
Series G1(3)	772	19,879
Total Preferred Stocks (identified cost $38,745)		$ 48,668

Senior Floating-Rate Loans — 25.1%(4)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
TransDigm, Inc., Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31	$691	$ 691,628
		$ 691,628
Auto Components — 1.3%
Autokiniton U.S. Holdings, Inc., Term Loan, 8.438%, (SOFR + 4.00%), 4/6/28	$739	$ 735,675
		$ 735,675
Beverages — 0.8%
Triton Water Holdings, Inc., Term Loan, 6.565%, (SOFR + 2.25%), 3/31/28	$492	$ 493,532
		$ 493,532
Capital Markets — 0.8%
Focus Financial Partners LLC, Term Loan, 7.574%, (SOFR + 3.25%), 9/15/31	$495	$ 494,672
		$ 494,672

Eaton Vance
Floating-Rate Opportunities Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals — 2.1%
Charter NEX U.S., Inc., Term Loan, 7.307%, (SOFR + 3.00%), 11/29/30	$492	$ 493,539
INEOS U.S. Finance LLC, Term Loan, 7.574%, (SOFR + 3.25%), 2/18/30	743	732,060
		$ 1,225,599
Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.499%, (SOFR + 3.18%), 4/13/29	$616	$ 616,602
		$ 616,602
Diversified Consumer Services — 0.8%
Wand NewCo 3, Inc., Term Loan, 7.074%, (SOFR + 2.75%), 1/30/31	$488	$ 487,552
		$ 487,552
Engineering & Construction — 0.8%
Azuria Water Solutions, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 5/17/28	$493	$ 495,944
		$ 495,944
Gas Utilities — 1.1%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30	$674	$ 673,261
		$ 673,261
Health Care Providers & Services — 0.8%
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26	$507	$ 467,360
		$ 467,360
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp., Term Loan, 6.319%, (SOFR + 2.00%), 10/18/28	$772	$ 774,230
Fertitta Entertainment LLC, Term Loan, 7.824%, (SOFR + 3.50%), 1/27/29	198	198,230
		$ 972,460
Household Durables — 0.6%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	$496	$ 373,691
		$ 373,691
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 1.7%
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29	$985	$ 983,063
		$ 983,063
IT Services — 1.7%
Asurion LLC, Term Loan, 8.674%, (SOFR + 4.25%), 8/19/28	$739	$ 739,010
Rackspace Finance LLC, Term Loan, 10.675%, (SOFR + 6.25%), 5/15/28	248	257,119
		$ 996,129
Machinery — 1.3%
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28	$739	$ 743,298
		$ 743,298
Professional Services — 0.5%
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28	$492	$ 281,264
		$ 281,264
Road & Rail — 1.5%
Hertz Corp.:
Term Loan, 7.938%, (SOFR + 3.50%), 6/30/28	$826	$ 719,999
Term Loan, 7.938%, (SOFR + 3.50%), 6/30/28	161	140,614
		$ 860,613
Software — 5.4%
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29	$249	$ 228,833
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	368	369,046
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(5)	29	29,382
Epicor Software Corp., Term Loan, 7.074%, (SOFR + 2.75%), 5/30/31	557	559,692
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (SOFR + 4.00%), 2/18/27	492	486,885
Sabre GLBL, Inc.:
Term Loan, 9.424%, (SOFR + 5.00%), 6/30/28	76	74,685
Term Loan, 10.424%, (SOFR + 6.00%), 11/15/29	424	425,458
Skillsoft Corp., Term Loan, 9.688%, (SOFR + 5.25%), 7/14/28	492	431,638

Eaton Vance
Floating-Rate Opportunities Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31	$498	$ 498,030
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29	85	85,673
		$ 3,189,322
Total Senior Floating-Rate Loans (identified cost $15,202,318)		$14,781,665

Short-Term Investments — 5.0%
Description	Units	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(6)	2,942,778	$ 2,942,778
Total Short-Term Investments (identified cost $2,942,778)		$ 2,942,778
Total Investments — 98.1% (identified cost $56,911,188)		$57,724,472
Other Assets, Less Liabilities — 1.9%		$ 1,093,982
Net Assets — 100.0%		$58,818,454
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $39,951,361 or 67.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2025.
(3)	Non-income producing security.
(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(5)	Fixed-rate loan.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2025.
Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at February 28, 2025.
Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,942,778, which represents 5.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$34,254,898	$(31,312,120)	$ —	$ —	$2,942,778	$49,213	2,942,778
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Floating-Rate Opportunities Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$39,951,361	$ —	$39,951,361
Preferred Stocks	—	48,668	—	48,668
Senior Floating-Rate Loans	—	14,781,665	—	14,781,665
Short-Term Investments	2,942,778	—	—	2,942,778
Total Investments	$2,942,778	$54,781,694	$ —	$57,724,472
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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